GOODWILL AND INTANGIBLE ASSETS - GOODWILL BY GLOBAL BUSINESS UNIT (DETAILS) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Goodwill [Roll Forward]
Goodwill, beginning of year	$ 54,012	$ 56,512
Acquisitions and divestitures	104	179
Translation and other	3,446	(2,679)
Goodwill, end of year	57,562	54,012
Beauty Segment Member
Goodwill [Roll Forward]
Goodwill, beginning of year	17,575	18,668
Acquisitions and divestitures	(8)	18
Translation and other	1,501	(1,111)
Goodwill, end of year	19,068	17,575
Grooming Segment Member
Goodwill [Roll Forward]
Goodwill, beginning of year	20,384	21,391
Acquisitions and divestitures	(6)	(35)
Translation and other	1,243	(972)
Goodwill, end of year	21,621	20,384
Health Care Segment Member
Goodwill [Roll Forward]
Goodwill, beginning of year	7,859	8,404
Acquisitions and divestitures	(7)	(249)
Translation and other	327	(296)
Goodwill, end of year	8,179	7,859
Snacks And Pet Care Segment Member
Goodwill [Roll Forward]
Goodwill, beginning of year	2,203	2,055
Acquisitions and divestitures	15	154
Translation and other	25	(6)
Goodwill, end of year	2,243	2,203
Fabric Care And Home Care Segment Member
Goodwill [Roll Forward]
Goodwill, beginning of year	4,248	4,408
Acquisitions and divestitures	100	(6)
Translation and other	241	(154)
Goodwill, end of year	4,589	4,248
Baby Care And Family Care Segment Member
Goodwill [Roll Forward]
Goodwill, beginning of year	1,445	1,586
Acquisitions and divestitures	(1)	(1)
Translation and other	109	(140)
Goodwill, end of year	1,553	1,445
Corporate [Member]
Goodwill [Roll Forward]
Goodwill, beginning of year	298	0
Acquisitions and divestitures	11	298
Translation and other	0	0
Goodwill, end of year	$ 309	$ 298